Dividend Restrictions and Statutory Financial Information - Subsidiary Statutory Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bermuda
Statutory Accounting Practices [Line Items]
Required	$ 2,711,687	$ 2,138,395
Actual	5,565,429	4,016,663
Statutory Income	1,850,913	643,683	$ 29,486
U.K.
Statutory Accounting Practices [Line Items]
Required	803,685	837,104
Actual	1,224,208	1,532,751
Statutory Income	43,219	154,644	(52,936)
U.S.
Statutory Accounting Practices [Line Items]
Required	185,904	364,507
Actual	554,339	861,379
Statutory Income	(67,477)	121,406	(75,005)
Europe
Statutory Accounting Practices [Line Items]
Required	95,746	94,334
Actual	214,115	229,344
Statutory Income	(983)	11,816	(17,611)
Australia
Statutory Accounting Practices [Line Items]
Required	18,858	18,110
Actual	58,531	37,815
Statutory Income	$ (1,722)	$ 4,847	$ 1,761